Capital structure and financing - C.7.4. Call and put options (Details) - USD ($) $ in Millions	Aug. 29, 2019	Dec. 31, 2021		Dec. 31, 2020	Dec. 13, 2018
Disclosure of detailed information about business combination [line items]
Add (less) derivatives related to debt (note D.1.2.)		$ 20.0		$ 12.0
Put option liability		290.0	[1]	262.0
Option contract
Disclosure of detailed information about business combination [line items]
Notional amount		$ 0.3		$ 3.0
Cable Onda S.A
Disclosure of detailed information about business combination [line items]
Percentage ownership held by non-controlling interest	20.00%
Add (less) derivatives related to debt (note D.1.2.)					$ 239.0
Threshold for ownership percentage of counterparty to make call option exercisable	10.00%
Enterprise value of acquired entity	$ 1,460.0
Interest rate on put option	5.00%
Interest rate on call option	10.00%

[1]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.